August 6, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Total Return Fund, Inc. (the “Registrant”)
 on behalf of the following class:

 T. Rowe Price Total Return Fund—I Class (the “Acquiring Fund”)

 File No.: 333-239721

Dear Mr. Sutcliffe:

On behalf of the Acquiring Fund, we are hereby filing the Registrants Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933 and we are requesting an effective date of September 24, 2020.

If you have any questions about this filing, please call me at 410-577-5024 or email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S. Booth
Vicki S. Booth, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.